Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation and Company performance for fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown.

Year	SCT Total Compensation for CEO (1)	Compensation Actually Paid to CEO (2)	Average SCT Total Compensation for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)	Total Shareholder Return (Value of initial fixed $100 investment) (3)	Peer Group Total Shareholder Return (Value of initial fixed $100 investment) (3) (4)	Net Income ($000s)	Adjusted EBITDA ($000s) (5)
2022	$9,640,917	$6,253,204	$3,575,026	$2,490,855	$133.00	$165.30	$33.9	$780.6
2021	$9,122,897	$18,004,904	$3,501,026	$6,340,351	$143.83	$163.29	$330.7	$939.1
2020	$8,842,829	$6,849,082	$3,180,455	$2,432,921	$106.27	$119.04	$322.7	$799.9
(1)	The CEO for each of 2020, 2021, and 2022 was Jose R. Mas. The Other NEOs for each of 2020, 2021 and 2022 were Robert E. Apple, George Pita, and Alberto de Cardenas.
(2)	Compensation Actually Paid reflects the exclusions and inclusions for the CEO and the Other NEOs set forth below. Amounts excluded represent the Stock Awards amounts from the applicable Summary Compensation Table. Amounts included are the aggregate of the following components, as applicable: (i) the fair value as of the end of the fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value, as of the vesting date, of equity awards granted in that year that also vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year, less (v) the fair value at the end of the prior year of awards granted prior to the year that failed to meet applicable vesting conditions during the year. Equity values are calculated in accordance with FASB ASC Topic 718.

CEO Adjustments to SCT

Adjustments to SCT	2022	2021	2020
Excluded: Stock awards reported in Summary Compensation Table for our CEO	$7,000,000	$5,500,000	$5,350,000
Included: Change in fair value of current year equity for our CEO	$6,220,728	$5,839,202	$3,949,395
Included: Change in fair value of prior year unvested equity for our CEO	($1,989,229)	$6,955,429	$1,247,779
Included: Change in fair value of prior award that vested in 2022 for our CEO	($619,212)	$1,587,377	($1,840,921)

Other NEO Adjustments to SCT

Adjustments to SCT	2022	2021	2020
Excluded: Average Stock awards reported in Summary Compensation Table for our Other NEOs	$2,300,000	$1,866,667	$1,641,667
Included: Change in fair value of current year equity for Other NEOs	$2,043,909	$1,981,805	$1,211,900
Included: Change in fair value of prior year unvested equity for Other NEOs	($608,361)	$2,153,528	$398,423
Included: Change in fair value of prior award that vested in 2022 for Other NEOs	($219,719)	$570,659	($716,189)

Change in fair value of stock is based upon closing share prices at December 31, 2020 of $68.18, at December 31, 2021 of $92.28 and at December 30, 2022, the last trading day of 2022, of $85.33.

(3)	Total Shareholder Return (TSR) is the change in stock price from the last trading day prior to the earliest year in the table through the last day of the applicable year in the table. The Peer Group TSR is the total shareholder return of the group identified for the years measured, weighted according to the respective peer companies’ stock market capitalization at the beginning of each period for which the total shareholder return is calculated. See page 38 for our 2020/2021 Peer Group and the new Peer Group for 2022.
(4)	Our 2020/2021 Peer Group TSR value of initial fixed $100 investment is: $119.04 for 2020, $163.29 for 2021 and $165.30 for 2022.
(5)	We determined Adjusted EBITDA to be the “most important” financial performance measure used to link performance to Compensation Actually Paid to our CEO and Other NEOs in fiscal 2022, in accordance with Item 402(v) of Regulation S-K. Adjusted EBITDA is a non-GAAP financial measure. For a description of the rationale for our presentation of Adjusted EBITDA and a reconciliation of net income to Adjusted EBITDA, please see the Non-GAAP Reconciliations.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	The CEO for each of 2020, 2021, and 2022 was Jose R. Mas. The Other NEOs for each of 2020, 2021 and 2022 were Robert E. Apple, George Pita, and Alberto de Cardenas.

Peer Group Issuers, Footnote [Text Block]
(3)	Total Shareholder Return (TSR) is the change in stock price from the last trading day prior to the earliest year in the table through the last day of the applicable year in the table. The Peer Group TSR is the total shareholder return of the group identified for the years measured, weighted according to the respective peer companies’ stock market capitalization at the beginning of each period for which the total shareholder return is calculated. See page 38 for our 2020/2021 Peer Group and the new Peer Group for 2022.
(4)	Our 2020/2021 Peer Group TSR value of initial fixed $100 investment is: $119.04 for 2020, $163.29 for 2021 and $165.30 for 2022.

PEO Total Compensation Amount	$ 9,640,917	$ 9,122,897	$ 8,842,829
PEO Actually Paid Compensation Amount	$ 6,253,204	18,004,904	6,849,082
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	Compensation Actually Paid reflects the exclusions and inclusions for the CEO and the Other NEOs set forth below. Amounts excluded represent the Stock Awards amounts from the applicable Summary Compensation Table. Amounts included are the aggregate of the following components, as applicable: (i) the fair value as of the end of the fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value, as of the vesting date, of equity awards granted in that year that also vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year, less (v) the fair value at the end of the prior year of awards granted prior to the year that failed to meet applicable vesting conditions during the year. Equity values are calculated in accordance with FASB ASC Topic 718.

CEO Adjustments to SCT

Adjustments to SCT	2022	2021	2020
Excluded: Stock awards reported in Summary Compensation Table for our CEO	$7,000,000	$5,500,000	$5,350,000
Included: Change in fair value of current year equity for our CEO	$6,220,728	$5,839,202	$3,949,395
Included: Change in fair value of prior year unvested equity for our CEO	($1,989,229)	$6,955,429	$1,247,779
Included: Change in fair value of prior award that vested in 2022 for our CEO	($619,212)	$1,587,377	($1,840,921)

Non-PEO NEO Average Total Compensation Amount	$ 3,575,026	3,501,026	3,180,455
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,490,855	6,340,351	2,432,921
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	Compensation Actually Paid reflects the exclusions and inclusions for the CEO and the Other NEOs set forth below. Amounts excluded represent the Stock Awards amounts from the applicable Summary Compensation Table. Amounts included are the aggregate of the following components, as applicable: (i) the fair value as of the end of the fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value, as of the vesting date, of equity awards granted in that year that also vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year, less (v) the fair value at the end of the prior year of awards granted prior to the year that failed to meet applicable vesting conditions during the year. Equity values are calculated in accordance with FASB ASC Topic 718.

Other NEO Adjustments to SCT

Adjustments to SCT	2022	2021	2020
Excluded: Average Stock awards reported in Summary Compensation Table for our Other NEOs	$2,300,000	$1,866,667	$1,641,667
Included: Change in fair value of current year equity for Other NEOs	$2,043,909	$1,981,805	$1,211,900
Included: Change in fair value of prior year unvested equity for Other NEOs	($608,361)	$2,153,528	$398,423
Included: Change in fair value of prior award that vested in 2022 for Other NEOs	($219,719)	$570,659	($716,189)

Change in fair value of stock is based upon closing share prices at December 31, 2020 of $68.18, at December 31, 2021 of $92.28 and at December 30, 2022, the last trading day of 2022, of $85.33.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

RELATIONSHIP BETWEEN PAY AND FINANCIAL PERFORMANCE

The charts below describe the relationship between compensation actually paid to our chief executive officer and other NEOs (as calculated above) and our financial and stock performance.

Compensation Actually Paid vs. Net Income [Text Block]

RELATIONSHIP BETWEEN PAY AND FINANCIAL PERFORMANCE

The charts below describe the relationship between compensation actually paid to our chief executive officer and other NEOs (as calculated above) and our financial and stock performance.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

RELATIONSHIP BETWEEN PAY AND FINANCIAL PERFORMANCE

The charts below describe the relationship between compensation actually paid to our chief executive officer and other NEOs (as calculated above) and our financial and stock performance.

Total Shareholder Return Vs Peer Group [Text Block]

RELATIONSHIP BETWEEN PAY AND FINANCIAL PERFORMANCE

The charts below describe the relationship between compensation actually paid to our chief executive officer and other NEOs (as calculated above) and our financial and stock performance.

Tabular List [Table Text Block]

PERFORMANCE MEASURES

The following table lists the most important financial measures used by us to link compensation actually paid to our named executive officers for 2022 to company performance.

Financial Performance Measures
Adjusted EBITDA
Return on Invested Capital
Three-Year Revenue Growth
Three-Year Earnings per Share Growth

Total Shareholder Return Amount	$ 133	143.83	106.27
Peer Group Total Shareholder Return Amount	165.3	163.29	119.04
Net Income (Loss)	$ 33,900,000	$ 330,700,000	$ 322,700,000
Company Selected Measure Amount	780,600,000	939,100,000	799,900,000
PEO Name	Jose R. Mas	Jose R. Mas	Jose R. Mas
Share price	$ 85.33	$ 92.28	$ 68.18
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(5)	We determined Adjusted EBITDA to be the “most important” financial performance measure used to link performance to Compensation Actually Paid to our CEO and Other NEOs in fiscal 2022, in accordance with Item 402(v) of Regulation S-K. Adjusted EBITDA is a non-GAAP financial measure. For a description of the rationale for our presentation of Adjusted EBITDA and a reconciliation of net income to Adjusted EBITDA, please see the Non-GAAP Reconciliations.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Three-Year Revenue Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Three-Year Earnings per Share Growth
PEO [Member] | Stock Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,000,000)	$ (5,500,000)	$ (5,350,000)
PEO [Member] | Change in Fair Value of Current Year Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,220,728	5,839,202	3,949,395
PEO [Member] | Change in Fair Value of Prior Year Unvested Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,989,229)	6,955,429	1,247,779
PEO [Member] | Change in Fair Value of Prior Award That Vested in 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(619,212)	1,587,377	(1,840,921)
Non-PEO NEO [Member] | Stock Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,300,000)	(1,866,667)	(1,641,667)
Non-PEO NEO [Member] | Change in Fair Value of Current Year Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,043,909	1,981,805	1,211,900
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Unvested Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(608,361)	2,153,528	398,423
Non-PEO NEO [Member] | Change in Fair Value of Prior Award That Vested in 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (219,719)	$ 570,659	$ (716,189)